Short-Term and Long-Term Debts	12 Months Ended
Dec. 31, 2024
Short-Term and Long-Term Debts [Abstract]
Short-term and long-term debts
11.	Short-term and long-term debts

Short-term debts

In September 2023 and 2024, the Company entered into multiple short-term loan agreements with Hangzhou United Rural Commercial Bank Co., Ltd. for working capital and general business purposes. The loans were guaranteed by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, Mr. Qifeng Sun, the principal shareholder and vice chairman, and two subsidiaries within the Company's organizational structure. During the years ended December 31, 2023 and 2024, the Company borrowed RMB20,000,000 and RMB20,000,000, and repaid nil and RMB22,000,000, respectively. As of December 31, 2024, the balance of the short-term loans was RMB18,000,000, with weighted average interest rate of 3.67% per annum and maturity dates in September 2025.

Long-term debts

On August 11, 2022, the Company entered into a line of credit agreement with Zhejiang Shaoxing Ruifeng Rural Commercial Bank for a credit line up to RMB100,000,000 with a due date on July 25, 2030. In June 2023, the credit line was increased to a maximum amount of RMB148,000,000, with guarantee provided by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer starting from July 2023. In April 2024, the credit line was increased to a maximum amount of RMB198,000,000, with additional pledge by the Company’s property, plant and equipment. During the year ended December 31, 2022, 2023 and 2024, the Company borrowed RMB17,093,316, RMB108,247,467 and RMB200,030,488 under the credit line and repaid RMB140,000, RMB1,530,000 and RMB 147,667,636 respectively. The loans bear an annual interest rate of 5.4% with repayment dates for parts of the loan ranging from June 20, 2025 to July 25, 2030. The loans are pledged by the property, plant and equipment and land use right of the Company (mentioned in Note 7 and Note 8).

As of December 31, 2024, the future maturities of long-term debts are as below:

As of December 31,	RMB
2025	5,350,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
Thereafter	133,883,636
Total	176,033,636